Organization and Principal Activities - Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Cash and cash equivalents		¥ 13,865		¥ 34,647	$ 2,043	¥ 29,328
Restricted cash		3,895		9,718	574	3,331
Accounts receivable, net		130,792			19,276	147,920
Prepayments and other current assets		92,751			13,669	82,606
Inventories		4,938			728	5,022
Total current assets		343,023			50,554	390,089
Property, plant and equipment, net		33,502			4,938	32,836
Intangible assets, net		215,086			31,700	234,065
Right-of-use assets		302			45	877
Equity method investments, net		97,231			14,330	118,397
Total non-current assets		358,121			52,782	398,175
Total assets		701,144			103,336	788,264
Accounts payable		55,868			8,234	72,779
Customers’ refundable fees		17,680			2,606	18,163
Lease liabilities		254			37	806
Total current liabilities		177,556			26,169	209,372
Non-current liabilities
Total non-current liabilities
Total liabilities		177,556			26,169	209,372
Total revenue		115,745	$ 17,059	203,394
Net income/(loss)		(34,037)	(5,015)	(38,119)
Net cash provided by/(used in) operating activities		(36,674)	(5,405)	(21,235)
Net cash provided by investing activities		20,449	3,014	(70,684)
Net cash used in financing activities		150	22	46,318
Effect of exchange rate changes on cash, cash equivalents and restricted cash		1,176	173	482
Net increase/(decrease) in cash, cash equivalents and restricted cash		(14,899)	$ (2,196)	(45,119)
VIE and VIE’s Subsidiaries [Member]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Cash and cash equivalents		6,675				16,502
Restricted cash		1,244				659
Accounts receivable, net		113,790				133,001
Prepayments and other current assets		60,231				63,771
Inventories		4,938				5,022
Total current assets		538,471				569,714
Property, plant and equipment, net		5,572				3,423
Intangible assets, net		137				152
Right-of-use assets		59				244
Equity method investments, net		94,923				115,003
Long-term equity investment, net		12,010				12,010
Total non-current assets		112,701				130,832
Total assets		651,172				700,546
Accounts payable		34,739				63,450
Customers’ refundable fees		16,699				17,201
Accrued expenses and other payables		53,206				62,111
Income tax payables		152				87
Lease liabilities		49				230
Total current liabilities		1,799,042				1,833,652
Non-current liabilities
Total non-current liabilities
Total liabilities		1,799,042				1,833,652
Total revenue		87,351		182,285
Net income/(loss)		(14,764)		8,403
Net cash provided by/(used in) operating activities		(8,348)		25,045
Net cash provided by investing activities		1,999		3,192
Net cash used in financing activities				(25,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,893)		(1)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(9,242)		¥ 3,236
Related Party [Member]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Amount due from related parties (Note (i))		7,309			1,077	7,009
Amounts due to related parties (Note (i))		13,907			$ 2,050	17,203
Related Party [Member] | VIE and VIE’s Subsidiaries [Member]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Amount due from related parties (Note (i))	[1]	351,593				350,759
Amounts due to related parties (Note (i))	[1]	¥ 1,694,197				¥ 1,690,573

[1]	Amounts due from/to related parties include the amounts due from/to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon the group consolidation.